CONSOLIDATED STATEMENTS OF EQUITY - USD ($)		Series E Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Seven Stars Cloud Shareholders' Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2015		$ 7,255	$ 24,249	$ 97,512,542	$ (86,457,840)	$ (414,910)	$ 10,671,296	$ (2,388,031)	$ 8,283,265
Balance (in shares) at Dec. 31, 2015		7,254,997	24,249,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation			$ 25	319,693			319,718		319,718
Share-based compensation (in shares)			25,000
Common stock issuance			$ 5,681	9,994,319			10,000,000		10,000,000
Common stock issuance (in shares)			5,681,819
Common stock issued to SSS			$ 4,545	9,270,665			9,275,210		9,275,210
Common stock issued to SSS (in shares)			4,545,455
Warrants issued to SSS				724,790			724,790		724,790
Issuance cost in connection with the issuance of common stock and warrant to SSS				(411,223)			(411,223)		(411,223)
Earn-out shares issued to SSS			$ 10,000	13,690,000			13,700,000		13,700,000
Earn-out shares issued to SSS (in shares)			10,000,000
Common stock issued from conversion of convertible note			$ 9,209	17,724,088			17,733,297		17,733,297	[1]
Common stock issued from conversion of convertible note (in shares)			9,208,860
Restricted shares granted in connection with acquisition of intangible assets			$ 67	121,628			121,695		121,695
Restricted shares granted in connection with acquisition of intangible assets (in shares)			66,500
Common stock issued for settlement of liability			$ 42	74,958			75,000		75,000
Common stock issued for settlement of liability (in shares)			41,780
Common stock issued from conversion of series E preferred stock		$ (100)	$ 100
Common stock issued from conversion of series E preferred stock (in shares)		(100,000)	100,000
Acquisition of MYP and WAG				3,734,459	(2,803,454)	32,365	963,370	(886,440)	76,930
Net loss					(26,407,974)		(26,407,974)	(2,092,991)	(28,500,965)	[1]
Foreign currency translation adjustments, net of nil tax						(970,757)	(970,757)	41,981	(928,776)	[1]
Balance at Dec. 31, 2016	[1]	$ 7,155	$ 53,918	152,755,919	(115,669,268)	(1,353,302)	35,794,422	(5,325,481)	30,468,941
Balance (in shares) at Dec. 31, 2016	[1]	7,154,997	53,918,523
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation				1,305,829			1,305,829		1,305,829
Common stock issuance			$ 6,222	11,969,368			11,975,590		11,975,590
Common stock issuance (in shares)			6,221,778
Common stock issuance for RSU vested			$ 118	(118)
Common stock issuance for RSU vested (in shares)			117,715
Common stock issuance for option exercised			$ 189	100,129			100,318		100,318
Common stock issuance for option exercised (in shares)			188,687
Common stock issued for warrant exercised			$ 907	1,724,819			1,725,726		1,725,726
Common stock issued for warrant exercised (in shares)			907,390
Common stock issued from conversion of series E preferred stock		$ (7,155)	$ 7,155
Common stock issued from conversion of series E preferred stock (in shares)		(7,154,997)	7,154,997
Disposal of one subsidiary				(9,887,398)	(360,522)	(220,737)	(10,468,657)	3,947,473	(6,521,184)
Capital contribution from noncontrolling interest shareholder								490,000	490,000
Net loss					(9,835,601)		(9,835,601)	(357,268)	(10,192,869)
Foreign currency translation adjustments, net of nil tax						814,352	814,352	(44,091)	770,261
Balance at Dec. 31, 2017			$ 68,509	$ 157,968,548	$ (125,865,391)	$ (759,687)	$ 31,411,979	$ (1,289,367)	$ 30,122,612
Balance (in shares) at Dec. 31, 2017			68,509,090

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")